Leases - Consolidated balance sheet information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Leases
Right-of-use assets	¥ 16,353	$ 2,303	¥ 12,442	¥ 31,132
Current portion of lease liabilities	7,399	1,042	9,761	22,132
Non-current lease liabilities	¥ 7,641	$ 1,076	¥ 854	¥ 25,807